Dividends	12 Months Ended
Dec. 31, 2020
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Dividends
NOTE 42. DIVIDENDS

The Ordinary and Extraordinary Shareholders’ Meeting held on April 28, 2020 approved the Financial Statements as of December 31, 2019 and the treatment of income for the fiscal year ended on that date.
Said Meeting approved Retained Earnings distribution, allocating Ps. 4,000,000 (equivalent to Ps. 4,977,135 as of December 31, 2020) to Optional Reserve for Future Income Distribution.
The Extraordinary Shareholders’ Meeting held on September 22, 2020, approved the partial use of the aforementioned reserve for the amount of Ps. 1,700,000 (equivalent to Ps.1,892,559 as of December 31, 2020) and the distribution of cash dividends for the same amount, which represented Ps. 1.19 (figure expressed in Argentine pesos) per share. On October 5, 2020, the aforementioned dividends were paid to the Company’s Shareholders.
The Ordinary and Extraordinary Shareholders’ Meeting held on April 25, 2019 approved the financial statements as of December 31, 2018 and the treatment of income for the fiscal year then ended.
The dividends approved by such Shareholders’ Meeting amounted to Ps.2,000,000 (which is equal to Ps.3,622,432 as of December 31, 2020) and represented Ps.1.40 (figure stated in Pesos) per share. The dividends mentioned above were paid to the Group’s shareholders on May 9, 2019.
The Ordinary and Extraordinary Shareholders’ Meeting held on April 24, 2018 approved the financial statements as of December 31, 2017 and the treatment of income for the fiscal year then ended.
The dividends approved by such Shareholders’ Meeting amounted to Ps.1,200,000 (which is equal to Ps.3,386,137 as of December 31, 2020) and represented Ps.1.40 (figure stated in Pesos) per share. The dividends mentioned above were paid to the Group’s shareholders on May 9, 2018.